Account and Financing Receivables, Net (Movement of Allowance for Doubtful Accounts and Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ACCOUNT AND FINANCING RECEIVABLES, NET [Abstract]
Beginning balance	$ 7,511	$ 384	$ 0
Additional provision	15,620	9,119	378
Written off	(11,741)	(1,908)	0
Foreign currency translation adjustment	865	(84)	6
Ending balance	$ 12,255	$ 7,511	$ 384